Segments (Tables)	12 Months Ended
Sep. 30, 2014
Segment Reporting Information [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

	Year Ended September 30,
	2014	2013	2012
Net Sales
Consumer Brands	$1,256.4	$996.7	$958.9
Michael Foods Group	874.8	—	—
Private Label	280.6	37.8	—
Eliminations	(0.7)	(0.4)	—
Total	$2,411.1	$1,034.1	$958.9
Segment Profit (Loss)
Consumer Brands	$171.6	$175.1	$171.6
Michael Foods Group	21.6	—	—
Private Label	19.0	2.5	—
Total segment profit	212.2	177.6	171.6
General corporate expenses and other	96.7	53.5	32.5
Accelerated depreciation on plant closure	8.0	9.6	—
Losses on hedge of purchase price of foreign currency denominated acquisition	13.1	—	—
Restructuring expenses	1.1	3.8	—
Impairment of goodwill and other intangible assets	295.6	2.9	—
Loss on assets held for sale	5.4	—	—
Interest expense	183.7	85.5	60.3
Other expense, net	35.5	—	(1.6)
(Loss) earnings before income taxes	$(426.9)	$22.3	$80.4
Additions to property and intangibles
Consumer Brands	$39.0	$24.7	$21.6
Michael Foods Group	29.2	—	—
Private Label	37.6	—	—
Corporate	9.7	8.1	9.3
Total	$115.5	$32.8	$30.9
Depreciation and amortization
Consumer Brands	$68.6	$59.3	$60.3
Michael Foods Group	56.6	—	—
Private Label	15.7	2.6	—
Total segment depreciation and amortization	140.9	61.9	60.3
Accelerated depreciation on plant closure	8.0	9.6	—
Corporate	6.9	5.3	2.9
Total	$155.8	$76.8	$63.2

	September 30,
	2014	2013
Assets, end of year
Consumer Brands	$2,932.2	$2,812.9
Michael Foods Group	3,726.5	—
Private Label	558.6	172.0
Corporate	513.8	488.9
Total	$7,731.1	$3,473.8